SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, renewable natural gas, carbon capture and storage, recycling, and cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e. North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results of our company.
The reporting to the CODM was revised during the year to incorporate the distributed energy & sustainable solutions business of Brookfield Renewable. The distributed energy & sustainable solutions business corresponds to a portfolio of multi-technology assets and investments that support the broader strategy of decarbonization of electricity grids around the world through distributed generation and offering of other sustainable services. The financial information of operating segments in the prior period has been restated to present the corresponding results of the distributed energy & sustainable solutions.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$964	$197	$273	$332	$134	$31	$41	$374	$290	$—	$2,636	$(188)	$2,263	$4,711
Other income	15	22	10	31	23	—	2	90	26	73	292	(19)	(137)	136
Direct operating costs	(376)	(52)	(82)	(124)	(24)	(7)	(9)	(102)	(119)	(31)	(926)	86	(594)	(1,434)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	121	7	128
	603	167	201	239	133	24	34	362	197	42	2,002	—	1,539
Management service costs	—	—	—	—	—	—	—	—	—	(243)	(243)	—	—	(243)
Interest expense	(185)	(20)	(57)	(65)	(16)	(4)	(11)	(102)	(42)	(94)	(596)	19	(647)	(1,224)
Current income taxes	(6)	(9)	(27)	(2)	(3)	(1)	(2)	(7)	(1)	(1)	(59)	10	(99)	(148)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(29)	(8)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(785)	(785)
Funds From Operations	412	138	117	172	114	19	21	253	154	(395)	1,005	—	—
Depreciation											(934)	25	(674)	(1,583)
Foreign exchange and financial instrument loss											(190)	3	59	(128)
Deferred income tax recovery											156	(4)	(2)	150
Other											(332)	(29)	166	(195)
Share of earnings from equity-accounted investments											—	5	—	5
Net income attributable to non-controlling interests											—	—	451	451
Net income (loss) attributable to Unitholders(2)											$(295)	$—	$—	$(295)
(1)Share of earnings from equity-accounted investments of $96 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $334 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$876	$169	$224	$370	$125	$29	$32	$348	$242	$—	$2,415	$(163)	$1,844	4,096
Other income	42	36	14	27	98	1	—	39	3	41	301	(11)	14	304
Direct operating costs	(349)	(50)	(79)	(120)	(36)	(7)	(8)	(89)	(72)	(30)	(840)	75	(600)	(1,365)
Share of revenue, other income and opex from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	99	43	142
	569	155	159	277	187	23	24	298	173	11	1,876	—	1,301
Management service costs	—	—	—	—	—	—	—	—	—	(288)	(288)	—	—	(288)
Interest expense	(158)	(20)	(28)	(74)	(19)	(5)	(8)	(111)	(38)	(78)	(539)	29	(471)	(981)
Current income taxes	(2)	(4)	(3)	(3)	(4)	(1)	(1)	(2)	(2)	—	(22)	3	(24)	(43)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(12)	(12)	—	—	(12)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(32)	(33)	(65)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(773)	(773)
Funds From Operations	409	131	128	200	164	17	15	185	133	(448)	934	—	—
Depreciation											(922)	38	(617)	(1,501)
Foreign exchange and financial instrument loss											(129)	(2)	99	(32)
Deferred income tax expense											133	5	(109)	29
Other											(384)	14	63	(307)
Share of earnings from equity-accounted investments											—	(55)	—	(55)
Net income attributable to non-controlling interests											—	—	564	564
Net income (loss) attributable to Unitholders(2)											$(368)	$—	$—	$(368)
(1)Share of earnings from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $209 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$824	$175	$211	$263	$105	$27	$28	$245	$169	$—	$2,047	$(72)	$1,835	3,810
Other income	58	54	12	11	26	3	3	50	3	64	284	(29)	(127)	128
Direct operating costs	(301)	(52)	(92)	(78)	(35)	(6)	(6)	(63)	(61)	(23)	(717)	34	(591)	(1,274)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	67	31	98
	581	177	131	196	96	24	25	232	111	41	1,614	—	1,148
Management service costs	—	—	—	—	—	—	—	—	—	(217)	(217)	—	(18)	(235)
Interest expense	(143)	(18)	(30)	(73)	(15)	(6)	(6)	(90)	(25)	(79)	(485)	20	(511)	(976)
Current income taxes	1	(7)	(11)	—	(2)	(1)	(1)	(3)	(2)	—	(26)	4	(44)	(66)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(54)	(54)	—	—	(54)
Preferred equity	—	—	—	—	—	—	—	—	—	(25)	(25)	—	—	(25)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(24)	(13)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(562)	(562)
Funds From Operations	439	152	90	123	79	17	18	139	84	(334)	807	—	—
Depreciation											(756)	21	(632)	(1,367)
Foreign exchange and financial instrument loss											(35)	8	154	127
Deferred income tax expense											175	(6)	44	213
Other											(495)	11	52	(432)
Share of earnings from equity-accounted investments											—	(34)	—	(34)
Net income attributable to non-controlling interests											—	—	382	382
Net income (loss) attributable to Unitholders(2)											$(304)	$—	$—	$(304)
(1)Share of earnings from equity-accounted investments of $27 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $180 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind				Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2022
Cash and cash equivalents	$55	$15	$14	$48	$56	$22	$24	$139	$72	$—	$445	$(43)	$596	$998
Property, plant and equipment, at fair value	15,331	1,743	1,826	3,563	650	346	294	3,046	2,337	—	29,136	(1,165)	26,312	54,283
Total assets	16,971	1,880	2,036	3,969	816	381	399	3,520	2,794	581	33,347	(587)	31,351	64,111
Total borrowings	4,206	258	526	1,356	358	83	238	2,382	928	2,556	12,891	(373)	12,332	24,850
Other liabilities	5,250	99	634	1,344	244	15	71	492	507	271	8,927	(204)	4,252	12,975
For the year ended December 31, 2022
Additions to property, plant and equipment	153	33	—	78	13	15	35	157	145	—	629	(62)	1,868	2,435
As at December 31, 2021
Cash and cash equivalents	$42	$30	$17	$30	$46	$8	$9	$133	$44	$245	$604	$(28)	$324	$900
Property, plant and equipment, at fair value	15,188	1,680	2,032	3,286	676	277	266	3,355	2,183	—	28,943	(1,111)	21,600	49,432
Total assets	16,456	1,833	2,277	3,665	842	292	342	3,746	2,366	292	32,111	(518)	24,274	55,867
Total borrowings	4,126	261	526	1,628	474	74	195	2,736	996	2,156	13,172	(351)	8,708	21,529
Other liabilities	4,499	91	644	771	218	8	52	435	227	303	7,248	(167)	3,261	10,342
For the year ended December 31, 2021
Additions to property, plant and equipment	113	85	130	88	22	10	1	197	31	6	683	(12)	1,576	2,247
Geographical Information
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2022	2021	2020
Hydroelectric
North America	$1,211	$1,044	$1,030
Brazil	181	177	201
Colombia	1,135	929	874
	2,527	2,150	2,105
Wind
North America	676	684	494
Europe	201	189	237
Brazil	90	81	79
Asia	179	120	105
	1,146	1,074	915
Utility-scale solar	700	563	539
Distributed energy & sustainable solutions	338	309	251
Total	$4,711	$4,096	$3,810
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2022	December 31, 2021
United States	$29,056	$26,713
Colombia	8,264	8,497
Canada	7,560	5,534
Brazil	4,754	3,860
Europe	3,963	4,440
Asia	1,932	1,495
Other	146	—
	$55,675	$50,539